Segments	12 Months Ended
Oct. 31, 2022
Segments [Abstract]
SEGMENTS

Note 12 — SEGMENTS

The Group identified two operating segments, including ocean transportation and heating business segments. The revenue by the two reportable segments were as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2022	2021	2020
Ocean transportation	$185,349,630	$121,961,057	$78,351,448
Heating business	-	-	-
Total	$185,349,630	$121,961,057	$78,351,448

The Group’s CODM does not review the financial position by operating segments, thus no total assets or liabilities of each operating segment are presented.